Supplemental Information Concerning Property-Casualty Insurance Operations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
SEC Schedule, 12-18, Supplemental Information, Property-Casualty Insurance Underwriters [Abstract]
DAC	$ 166	$ 181	$ 171
Reserves for unpaid claims and CAE	6,890	7,278	6,829
Amount of discount in reserves for unpaid claims and CAE	119	22	21
Unearned premiums	1,268	1,835	2,056
Earned premiums	2,407	2,945	2,155
Net investment income	384	334	116
Current year	1,635	2,187	1,610
Prior years	70	155	(51)
Amortization of DAC	401	458	417
Paid claims and CAE	1,809	2,093	1,497
Gross premiums written	$ 2,914	$ 3,973	$ 2,420